Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration of Directors (Details) € in Millions		12 Months Ended
	Mar. 22, 2024	Dec. 31, 2025 EUR (€) annuity remuneration_component branch	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of transactions between related parties [line items]
Increase (decrease) annual emoluments, per director (in percentage)		3.00%
Increase (decrease) attendance fees (in percentage)	3.00%
Immediate payment percentage		40.00%
Deferred payment percentage		60.00%
Deferral period		5 years
Deferred payment, number of annuities | annuity		3
Maximum achievement ratio		125.00%
Profit/(loss) attributable to the parent		€ 14,101.0	€ 12,574.0	€ 11,076.0
Profit/(loss) attributable to the parent, increase (decrease) in percentage		12.00%
Profit/(loss) attributable to the parent, increase (decrease) in constant euros		16.00%
Total shareholder return (in percentage)		132.00%
Difference between total shareholder return and peer group (in percentages)		60.00%
Ratio of executive directors’ total remuneration to underlying attributable profit		0.17%	0.18%
Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferred payment percentage		60.00%
Deferral period		5 years
Deferred payment, number of annuities | annuity		3
Deferred payment, percentage paid in cash		40.00%
Deferred payment, percentage paid in shares		60.00%
Fair value of plan, initial achievement		70.00%
Deferred variable compensation, first and second portion
Disclosure of transactions between related parties [line items]
Deferred payment percentage		20.00%
Deferred variable compensation, third, fourth and fifth portion
Disclosure of transactions between related parties [line items]
Deferred payment percentage		40.00%
Maximum | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferral period		5 years
Directors
Disclosure of transactions between related parties [line items]
Number of remuneration components | remuneration_component		2
By-law stipulated emoluments		€ 5.3	€ 5.4
Directors | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Immediate payment percentage		40.00%
Deferred payment percentage		60.00%
Deferral period		5 years
Directors | Maximum
Disclosure of transactions between related parties [line items]
Remuneration of directors approved by the board of directors		€ 6.0	€ 6.0
Chairman and CEO | Ana Botina and Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Pensionable base, expressed as a percent of fixed, percentage		22.00%
Pensionable base, expressed as a percent of fixed, bonus average		30.00%
Pensionable base, expressed as a percent of fixed, number of previous bonuses | branch		3